Reportable Segments (Details Textual) $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) Segment Industry	Apr. 30, 2014 USD ($)	Apr. 30, 2013
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 430.1	$ 309.4
Reportable Segments (Textual) [Abstract]
Number of reportable segments | Segment	4
Number of industries in which Company operates | Industry	1
Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	10.00%	10.00%	10.00%
Wal-Mart Major Customer [Member]
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 122.6	$ 76.6
Wal-Mart Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	28.00%	27.00%	26.00%